Expense Example, No Redemption {- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-14 - Materials Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Materials Fund: Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Materials Fund: Class M
Expense Example, No Redemption:
1 Year	484
3 Years	766
5 Years	1,069
10 Years	1,928
Fidelity Advisor Materials Fund: Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	2,148
Fidelity Advisor Materials Fund: Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Materials Fund: Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798